Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

GS Mortgage Securities Corporation II

200 West Street

New York, NY 10282

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by GS Mortgage Securities Corporation II (the “Company,” as the engaging party) and Goldman Sachs & Co. LLC, Goldman Sachs Mortgage Company and Goldman Sachs Bank USA, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the GS Mortgage Securities Corporation Trust 2022-AGSS, Commercial Mortgage Pass-Through Certificates, Series 2022-AGSS securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 50 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of Mortgage Loan Asset and Mortgaged Properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of November 15, 2022.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on October 17, 2022 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	2022-AGSS Accounting Tape Final.xlsx (provided on October 17, 2022).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

•	The phrase “Appraisal Report” refers to a draft or signed appraisal document or exhibit.
•	The phrase “Engineering Report” refers to a draft or final property condition assessment document or exhibit.
•	The phrase “Environmental Report” refers to a draft or final phase I and phase II (if applicable) environmental document or exhibit.
•	The phrase “Guaranty Agreement” refers to a signed or draft guaranty agreement.
•	The phrase “Insurance Summary” refers to a draft or final certificate of insurance and/or insurance risk analysis summarizing the coverage for each insurance category.
•	The phrase “Loan Agreement” refers to a signed or draft loan agreement or any amendments thereof.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From October 6, 2022 through October 17, 2022, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

October 17, 2022

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

GSMS Trust 2022-AGSS	EXHIBIT A
Loan File Review Procedures

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	Control Number	None - Company Provided	None
2	Loan / Property Flag	None - Company Provided	None
3	Number of Properties	Appraisal Report	None
4	Originator	Loan Agreement	None
5	Originator Entity Type	Loan Agreement	None
6	Mortgage Loan Seller	None - Company Provided	None
7	Property Name	None - Company Provided	None
8	Address	Appraisal Report	None
9	City	Appraisal Report	None
10	State	Appraisal Report	None
11	County	Appraisal Report	None
12	Zip Code	Appraisal Report	None
13	General Property Type	Appraisal Report	None
14	Detailed Property Type	Appraisal Report	None
15	Flood Zone	Engineering Report	None
16	Year Built	Appraisal Report	None
17	Year Renovated	Appraisal Report	None
18	Units	Underwriting File	None
19	Total SF	Underwriting File	None
20	Total Occupancy (%)	Underwriting File	None
21	Storage SF	Underwriting File	None
22	Storage Occupancy %	Underwriting File	None
23	Occupancy Date	Underwriting File	None
24	Loan Per Unit ($)	Recalculation	None
25	Loan Per Total SF($)	Recalculation	None
26	Original Balance ($)	None - Company Provided	None
27	Cut-off Date Balance ($)	Recalculation	None
28	Allocated Loan Amount ($)	Recalculation	None
29	% of Initial Pool Balance	Recalculation	None
30	Pari Passu Split (Y/N)	Loan Agreement	None
31	Mortgage Loan Rate (%)	Recalculation	None
32	Mortgage Loan Interest Rate (At SOFR Cap)	Recalculation	None
33	Administrative Fee Rate (%)	None - Company Provided	None
34	Margin	None - Company Provided	None
35	Mortgage Loan Index	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

GSMS Trust 2022-AGSS	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
36	Assumed SOFR	None - Company Provided	None
37	Float Rate Change Frequency (Mos)	Loan Agreement	None
38	SOFR Floor	Loan Agreement	None
39	SOFR Strike Cap	None - Company Provided	None
40	Extension Term Strike Rate	Loan Agreement	None
41	SOFR Cap Expiration	None - Company Provided	None
42	SOFR Cap Counterparty	None - Company Provided	None
43	SOFR cap Counterparty rating (S&P / MIS / FITCH)	None - Company Provided	None
44	Mortgage Loan Annual Debt Service at SOFR Cap ($)	Recalculation	None
45	Mortgage Loan NCF DSCR at SOFR cap	Recalculation	None
46	SOFR Lookback Days	Loan Agreement	None
47	Extension Options (Y/N)	Loan Agreement	None
48	Extension Options (#/Mos)	Loan Agreement	None
49	Extension Spread Increase Description	Loan Agreement	None
50	First Extension Fee	Loan Agreement	None
51	Second Extension Fee	Loan Agreement	None
52	Third Extension Fee	Loan Agreement	None
53	Fully Extended Original Term	Recalculation	None
54	Fully Extended Remaining Term	Recalculation	None
55	Fully Extended Maturity Date	Loan Agreement	None
56	Fully Extended Amortization Term	Not Applicable*	None
57	Mortgage Loan Monthly Payment ($)	Recalculation	None
58	Mortgage Loan Annual Debt Service ($)	Recalculation	None
59	Interest Accrual Method	Loan Agreement	None
60	Interest Accrual Period	Loan Agreement	None
61	Origination Date	None - Company Provided	None
62	First Due Date	Loan Agreement	None
63	Last IO Due Date	Loan Agreement	None
64	First P&I Due Date	Loan Agreement	None
65	Due Date	Loan Agreement	None
66	Grace Period- Late Fee	Loan Agreement	None
67	Grace Period- Default	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

GSMS Trust 2022-AGSS	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
68	Amortization Type	Loan Agreement	None
69	Original Interest-Only Period (Mos.)	Recalculation	None
70	Remaining Interest-Only Period (Mos.)	Recalculation	None
71	Original Term To Maturity (Mos.)	Recalculation	None
72	Remaining Term To Maturity (Mos.)	Recalculation	None
73	Original Amortization Term (Mos.)	Not Applicable*	None
74	Remaining Amortization Term (Mos.)	Not Applicable*	None
75	Seasoning	Recalculation	None
76	Maturity Date	Loan Agreement	None
77	Balloon Balance ($)	Recalculation	None
78	Mezzanine Debt Original Balance ($)	None - Company Provided	None
79	Mezzanine Debt Cut-Off Date Balance ($)	Recalculation	None
80	Mezzanine Debt Allocated Cut-Off Date Balance ($)	Recalculation	None
81	Mezzanine Debt Maturity Balance ($)	Recalculation	None
82	Mezzanine Debt Margin	None - Company Provided	None
83	Mezzanine Debt Rate	Recalculation	None
84	Mezzanine Debt Annual Payment ($)	Recalculation	None
85	Total Loan Original Balance ($)	Recalculation	None
86	Total Loan Cut-Off Date Balance ($)	Recalculation	None
87	Total Loan Allocated Balance ($)	Loan Agreement	None
88	Total Loan Maturity Balance ($)	Recalculation	None
89	Total Loan Debt Margin	Recalculation	None
90	Total Loan Interest Rate	Recalculation	None
91	Total Loan Annual Payment ($)	Recalculation	None
92	Total Loan LTV	Recalculation	None
93	Total Loan Maturity Date LTV	Recalculation	None
94	Total Loan NOI DSCR	Recalculation	None
95	Total Loan NCF DSCR	Recalculation	None
96	Total Debt Loan NOI Debt Yield	Recalculation	None
97	Total Debt Loan NCF Debt Yield	Recalculation	None
98	Lockbox	Loan Agreement	None
99	Cash Management	Loan Agreement	None
100	Cash Management Triggers	Loan Agreement	None
101	Performance Test Trigger Level	Loan Agreement	None
102	Cross-Collateralized (Y/N)	Not Applicable*	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

GSMS Trust 2022-AGSS	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
103	Crossed Group	Not Applicable*	None
104	Lockout Period	Not Applicable*	None
105	Lockout Expiration Date	Not Applicable*	None
106	Prepayment Begin Date	Loan Agreement	None
107	Prepayment End Date	Loan Agreement	None
108	Open Period Begin Date	Loan Agreement	None
109	Open Period (Payments)	Recalculation	None
110	Prepayment Type	Loan Agreement	None
111	Prepayment Provision	Loan Agreement	None
112	Partially Prepayable without Penalty	Loan Agreement	None
113	Partially Prepayable without Penalty Description	Loan Agreement	None
114	Partial Collateral Release Description	Loan Agreement	None
115	Yield Maintenance Index	Not Applicable*	None
116	Yield Maintenance Discount	Not Applicable*	None
117	Yield Maintenance Margin	Not Applicable*	None
118	Yield Maintenance Calculation Method	Not Applicable*	None
119	Day of Month Prepayment Permitted	Loan Agreement	None
120	Due on Sale	Loan Agreement	None
121	Due on Encumbrance	Loan Agreement	None
122	Other Subordinate Debt Balance ($)	Not Applicable*	None
123	Other Subordinate Debt Type	Not Applicable*	None
124	Future Debt Allowed?	Loan Agreement	None
125	Mortgage Assumable?	Loan Agreement	None
126	Assumption Fee	Loan Agreement	None
127	Appraiser Designation	Appraisal Report	None
128	Appraisal FIRREA (Y/N)	Appraisal Report	None
129	Appraisal Date	Appraisal Report	None
130	Appraised Value ($)	Appraisal Report	None
131	As-Stabilized Appraisal Date	Appraisal Report	None
132	As-Stabilized Appraised Value ($)	Appraisal Report	None
133	Mortgage Loan Cut-off Date LTV Ratio (%)	Recalculation	None
134	Mortgage Loan LTV Ratio at Maturity (%)	Recalculation	None
135	Single Tenant (Y/N)	Not Applicable*	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

GSMS Trust 2022-AGSS	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
136	Engineering Report Date	Engineering Report	None
137	Environmental Phase I Report Date	Environmental Report	None
138	Environmental Phase II	Environmental Report	None
139	Environmental Phase II Report Date	Environmental Report	None
140	PML or SEL (%)	Not Applicable*	None
141	Seismic Report Date	Not Applicable*	None
142	Earthquake Insurance Required (Y/N)	Loan Agreement	None
143	Terrorism Insurance Required (Y/N)	Loan Agreement	None
144	Environmental Insurance Required (Y/N)	Loan Agreement	None
145	Blanket Insurance Policy (Y/N)	Insurance Summary	None
146	Lien Position	None - Company Provided	None
147	Ownership Interest	None - Company Provided	None
148	Condominium Present?	Loan Agreement	None
149	Ground Lease (Y/N)	Not Applicable*	None
150	Annual Ground Lease Payment ($)	Not Applicable*	None
151	Ground Lease Expiration Date	Not Applicable*	None
152	Ground Lease Extension (Y/N)	Not Applicable*	None
153	# of Ground Lease Extension Options	Not Applicable*	None
154	Ground Lease Expiration Date after all Extensions	Not Applicable*	None
155	2020 EGI Date	Underwriting File	None
156	2020 EGI ($)	Underwriting File	$1.00
157	2020 Expenses ($)	Underwriting File	$1.00
158	2020 NOI ($)	Underwriting File	$1.00
159	2020 Replacement Reserve ($)	Underwriting File	$1.00
160	2020 NCF ($)	Underwriting File	$1.00
161	2021 EGI Date	Underwriting File	None
162	2021 EGI ($)	Underwriting File	$1.00
163	2021 Expenses ($)	Underwriting File	$1.00
164	2021 NOI ($)	Underwriting File	$1.00
165	2021 Replacement Reserve ($)	Underwriting File	$1.00
166	2021 NCF ($)	Underwriting File	$1.00
167	Most Recent Date (if past 2021)	Underwriting File	None
168	Most Recent # of months	Underwriting File	None
169	Most Recent Description	Underwriting File	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

GSMS Trust 2022-AGSS	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
170	Most Recent EGI (if past 2021) ($)	Underwriting File	$1.00
171	Most Recent Expenses (if past 2021) ($)	Underwriting File	$1.00
172	Most Recent NOI (if past 2021) ($)	Underwriting File	$1.00
173	Most Recent Replacement Reserve (if past 2021) ($)	Underwriting File	$1.00
174	Most Recent NCF (if past 2021) ($)	Underwriting File	$1.00
175	Underwritten EGI ($)	Underwriting File	$1.00
176	Underwritten Expenses ($)	Underwriting File	$1.00
177	Underwritten Net Operating Income ($)	Underwriting File	$1.00
178	Underwritten NOI DSCR (x)	Recalculation	None
179	Underwritten NOI Debt Yield	Recalculation	None
180	Underwritten Replacement Reserve ($)	Underwriting File	$1.00
181	Underwritten TI / LC ($)	Underwriting File	$1.00
182	Underwritten Other Reserve ($)	Underwriting File	$1.00
183	Underwritten Net Cash Flow ($)	Underwriting File	$1.00
184	Underwritten NCF DSCR (x)	Recalculation	None
185	Underwritten NCF Debt Yield	Recalculation	None
186	Property Manager	None - Company Provided	None
187	Upfront RE Tax Reserve ($)	None - Company Provided	None
188	Ongoing RE Tax Reserve ($)	Loan Agreement	None
189	Upfront Insurance Reserve ($)	None - Company Provided	None
190	Ongoing Insurance Reserve ($)	Loan Agreement	None
191	Upfront Replacement Reserve ($)	None - Company Provided	None
192	Ongoing Replacement Reserve ($)	Loan Agreement	None
193	Replacement Reserve Caps ($)	Loan Agreement	None
194	Upfront TI/LC Reserve ($)	Loan Agreement	None
195	Ongoing TI/LC Reserve ($)	Loan Agreement	None
196	TI/LC Caps ($)	Loan Agreement	None
197	Upfront Debt Service Reserve ($)	Loan Agreement	None
198	Ongoing Debt Service Reserve ($)	Loan Agreement	None
199	Upfront Deferred Maintenance Reserve ($)	None - Company Provided	None
200	Ongoing Deferred Maintenance Reserve ($)	Loan Agreement	None
201	Upfront Environmental Reserve ($)	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

GSMS Trust 2022-AGSS	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
202	Ongoing Environmental Reserve ($)	Loan Agreement	None
203	Upfront Other Reserve ($)	None - Company Provided	None
204	Ongoing Other Reserve ($)	None - Company Provided	None
205	Other Reserve Description	None - Company Provided	None
206	Letter of Credit?	Loan Agreement	None
207	Letter of Credit Balance ($)	Loan Agreement	None
208	Letter of Credit Description	Loan Agreement	None
209	Release Provisions (Y/N)	Loan Agreement	None
210	Loan Purpose	None - Company Provided	None
211	Borrower Name	Loan Agreement	None
212	Tenant In Common (Y/N)	Loan Agreement	None
213	Sponsor	Loan Agreement	None
214	Carve-out Guarantor	Guaranty Agreement	None
215	Recourse	Guaranty Agreement	None
216	Related Group	Not Applicable*	None
217	Single Purpose Borrower (Y/N)	Loan Agreement	None
218	Exit Fee	Loan Agreement	None

*- The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	12

GSMS Trust 2022-AGSS	EXHIBIT B
Recalculation Methodology

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
24	Loan Per Unit ($)	Quotient of (i) Cut-off Date Balance ($) and (ii) Units.
25	Loan Per Total SF($)	Quotient of (i) Cut-off Date Balance ($) and (ii) Total SF.
27	Cut-off Date Balance ($)	Set equal to Original Balance ($).
28	Allocated Loan Amount ($)	Product of (i) quotient of (a) Total Loan Allocated Balance ($) and (b) the aggregate Total Loan Allocated Balance ($) and (ii) Cut-off Date Balance ($).
29	% of Initial Pool Balance	Quotient of (i) Allocated Loan Amount ($) and (ii) the aggregate Allocated Loan Amount ($).
31	Mortgage Loan Rate (%)	Sum of (i) Assumed SOFR and (ii) Margin.
32	Mortgage Loan Interest Rate (At SOFR Cap)	Sum of (i) SOFR Strike Cap and (ii) Margin.
44	Mortgage Loan Annual Debt Service at SOFR Cap ($)	Product of (i) Cut-off Date Balance ($) and (ii) Mortgage Loan Interest Rate (At SOFR Cap) and (iii) the Interest Accrual Method (365/360).
45	Mortgage Loan NCF DSCR at SOFR cap	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Mortgage Loan Annual Debt Service at SOFR Cap ($).
53	Fully Extended Original Term	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Fully Extended Maturity Date.
54	Fully Extended Remaining Term	Difference between (i) Fully Extended Original Term and (ii) Seasoning.
57	Mortgage Loan Monthly Payment ($)	Quotient of (i) Product of (a) Cut-off Date Balance ($) and (b) Mortgage Loan Rate (%) and (c) the Interest Accrual Method (365/360) and (ii) 12.
58	Mortgage Loan Annual Debt Service ($)	Product of (i) Mortgage Loan Monthly Payment ($) and (ii) 12.
69	Original Interest-Only Period (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Last IO Due Date.
70	Remaining Interest-Only Period (Mos.)	Difference between (i) Original Interest-Only Period (Mos.) and (ii) Seasoning.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	13

GSMS Trust 2022-AGSS	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
71	Original Term To Maturity (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Maturity Date.
72	Remaining Term To Maturity (Mos.)	Difference between (i) Original Term to Maturity (Mos.) and (ii) Seasoning.
75	Seasoning	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Cut-off Date.
77	Balloon Balance ($)	Set equal to Original Balance ($).
79	Mezzanine Debt Cut-Off Date Balance ($)	Set equal to Mezzanine Debt Original Balance ($).
80	Mezzanine Debt Allocated Cut-Off Date Balance ($)	Product of (i) quotient of (a) Total Loan Allocated Balance ($) and (b) the aggregate Total Loan Allocated Balance ($) and (ii) Mezzanine Debt Cut-off Date Balance ($).
81	Mezzanine Debt Maturity Balance ($)	Set equal to Mezzanine Debt Original Balance ($).
83	Mezzanine Debt Rate	Sum of (i) Assumed SOFR and (ii) Mezzanine Debt Margin.
84	Mezzanine Debt Annual Payment ($)	Product of (i) Mezzanine Debt Cut-off Date Balance ($) and (b) Mezzanine Debt Rate and (c) the Interest Accrual Method (365/360).
85	Total Loan Original Balance ($)	Sum of (i) Original Balance ($) and (ii) Mezzanine Debt Original Balance ($).
86	Total Loan Cut-Off Date Balance ($)	Sum of (i) Cut-Off Date Balance ($) and (ii) Mezzanine Debt Cut-Off Date Balance ($).
88	Total Loan Maturity Balance ($)	Sum of (i) Balloon Balance ($) and (ii) Mezzanine Debt Maturity Balance ($).
89	Total Loan Debt Margin	Sum of (i) product of (a) quotient of (1) Original Balance ($) and (2) Total Loan Original Balance ($) and (b) Margin and (ii) product of (a) quotient of (1) Mezzanine Debt Original Balance ($) and (2) Total Loan Original Balance ($) and (b) Mezzanine Debt Margin.
90	Total Loan Interest Rate	Sum of (i) Total Loan Debt Margin and (ii) Assumed SOFR.
91	Total Loan Annual Payment ($)	Product of (i) Total Loan Cut-off Date Balance ($) and (b) Total Loan Interest Rate and (c) the Interest Accrual Method (365/360).
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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GSMS Trust 2022-AGSS	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
92	Total Loan LTV	Quotient of (i) Total Loan Cut-Off Date Balance ($) and (ii) Appraised Value ($).
93	Total Loan Maturity Date LTV	Quotient of (i) Total Loan Maturity Balance ($) and (ii) Appraised Value ($).
94	Total Loan NOI DSCR	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Total Loan Annual Payment ($).
95	Total Loan NCF DSCR	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Total Loan Annual Payment ($).
96	Total Debt Loan NOI Debt Yield	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Total Loan Cut-Off Date Balance ($).
97	Total Debt Loan NCF Debt Yield	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Total Loan Cut-Off Date Balance ($).
109	Open Period (Payments)	Count of the number of monthly payment dates, from and inclusive of (i) Open Period Begin Date, to and including (ii) Maturity Date.
133	Mortgage Loan Cut-off Date LTV Ratio (%)	Quotient of (i) Cut-off Date Balance ($) and (ii) Appraised Value ($).
134	Mortgage Loan LTV Ratio at Maturity (%)	Quotient of (i) Balloon Balance ($) and (ii) Appraised Value ($).
178	Underwritten NOI DSCR (x)	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Mortgage Loan Annual Debt Service ($).
179	Underwritten NOI Debt Yield	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Cut-off Date Balance ($).
184	Underwritten NCF DSCR (x)	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Mortgage Loan Annual Debt Service ($).
185	Underwritten NCF Debt Yield	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Cut-off Date Balance ($).

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	15